Summary of Significant Accounting Policies (Tables) - Hoya Intermediate, LLC	12 Months Ended
Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Estimated Useful Life	Depreciation is computed using the straight-line method over the following estimated useful lives:

Asset Class	Useful Life

Computer Equipment	5 years
Purchased Software	3 years
Furniture and Fixtures	7 years

Schedule of Definite-Lived Intangible Assets Amortized
Definite-lived intangible assets are amortized on a straight-line basis over their estimated period of benefit, over the following estimated useful lives:

Asset Class	Useful Life
Non-competition agreements	3 years
Supplier relationships	4 years
Developed technology	3-5 years
Customer relationships	2-5 years